Provision for credit loss allowance (Tables)	12 Months Ended
Dec. 31, 2025
Provision for allowance for credit loss [Abstract]
Summary of Provision for credit loss allowance
Provision for credit loss allowance on financial assets for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Allowance provided:
Loans at amortized cost	~~W~~	(2,114,442)	(1,862,013)	(2,014,137)
Other financial assets at amortized cost		(90,770)	(113,662)	(70,035)
Securities at FVOCI		(2,271)	—	(25,915)
Unused credit line and financial guarantee		(37,156)	(41,910)	—

		(2,244,639)	(2,017,585)	(2,110,087)

Allowance reversed:
Securities at FVOCI		—	2,699	—
Securities at amortized cost		136	1,612	1,243
Unused credit line and financial guarantee		—	—	105,879

		136	4,311	107,122

	~~W~~	(2,244,503)	(2,013,274)	(2,002,965)